Debt (Details) - USD ($)				12 Months Ended
	Jan. 26, 2026	Nov. 25, 2025	Mar. 26, 2025	Dec. 31, 2025
Debt [Line Items]
Withdrawal of credit facility				$ 2,000,000
Financial expenses				$ 148,628
Consecutive trading days		5 days
Convertible Promissory Note [Member]
Debt [Line Items]
Principal amount		$ 500,000
Conversion price rate		70.00%
Floor price percentage		20.00%
Percentage of dissolution				37.50%
Issuance costs				$ 30,000
Note Purchase Agreements [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Principal amount		$ 2,000,000
United Mizrahi-Tefahot Bank Ltd. [Member]
Debt [Line Items]
Line of credit			$ 4,000,000
Renewed term			1 year
Subsequent Event [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Beneficial ownership limitation	44.99%
Fair value of convertible promissory notes	$ 41,696
Subsequent Event [Member] | Ordinary Shares [Member]
Debt [Line Items]
Beneficial ownership limitation	4.99%
Subsequent Event [Member] | Ordinary Shares [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Beneficial ownership limitation	4.99%
Maximum [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Principal amount		1,500,000
Minimum [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Principal amount		$ 1,000,000